CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net income (loss)	$ 201	$ (68,657)	$ 42,826
Loss from discontinued operations, net	(2,647)	(26,999)	(6,484)
Net income (loss) from continuing operations	2,848	(41,658)	49,310
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	25,977	11,422	21,321
Impairment of intangible assets and goodwill		79,349	19,941
Restructuring costs related to impairment of property and equipment	254	124	632
Stock-based compensation expense	6,844	6,738	13,769
Issuance of ordinary shares related to employees' retention		63
Foreign currency translation	980	(347)
Acquisition related expenses paid by shareholders			3,060
Accretion of payment obligation related to acquisition	320	311	1,067
Accrued interest, net	406	37	655
Deferred taxes, net	(3,268)	(8,973)	(13,851)
Accrued severance pay, net	214	238	392
Change in payment obligation related to acquisitions	983	(5,937)	713
Fair value revaluation - convertible debt	1,350	175	(2,566)
Loss from sale of property and equipment	149	17	121
Net changes in operating assets and liabilities:
Accounts receivable, net	(5,333)	3,362	(23,568)
Prepaid expenses and other	8,613	(3,402)	(5,020)
Accounts payable	(1,702)	(3,725)	2,228
Accrued expenses and other liabilities	(2,486)	(13,250)	9,261
Deferred revenues	(2,365)	(772)	(407)
Net cash provided by continuing operating activities	33,784	23,772	77,058
Net cash used in discontinued operating activities	(3,329)	(6,203)	(5,016)
Net cash provided by operating activities	30,455	17,569	72,042
Investing activities:
Purchases of property and equipment	(1,504)	(2,029)	(10,882)
Proceeds from sale of property and equipment	151	24	58
Capitalization of development costs	(4,591)	(4,005)
Change in restricted cash, net	647	50	(202)
Short-term deposits, net	34,028	(27,442)	(15,000)
Cash paid for acquisition, net of cash acquired		(87,044)	19,042
Net cash provided by (used in) continuing investing activities	28,731	(120,446)	(6,984)
Net cash provided by discontinued investing activities
Net cash provided by (used in) investing activities	28,731	(120,446)	(6,984)
Financing activities:
Issuance of shares in private placement, net		10,020
Exercise of stock options and restricted share units	2	13	1,584
Contribution by shareholders			585
Payments made in connection with acquisition	(29,537)	(1,534)	(2,545)
Proceeds from the issuance of convertible debt			37,852
Proceeds from short-term loans	40,000	13,000
Repayment of short-term loans	(46,000)
Repayment of convertible debt	(7,620)
Repayment of long-term loans	(9,452)	(2,300)	(2,300)
Net cash provided by (used in) continuing financing activities	(52,607)	19,199	35,176
Effect of exchange rate changes on cash and cash equivalents	(136)	14
Net increase (decrease) in cash and cash equivalents	9,772	(77,461)	105,250
Decrease in cash and cash equivalents - discontinued activities	(3,329)	(6,203)	(5,016)
Cash and cash equivalents at beginning of year	17,519	101,183	949
Cash and cash equivalents at end of year	23,962	17,519	101,183
Cash paid during the year for:
Income taxes	3,976	21,340	20,855
Interest	5,678	2,260	260
Non-cash investing and financing activities:
Issuance of shares in connection with acquisitions	673	5,579	171,552
Issuance of shares in private placement	2
Contribution by shareholders			1,218
Acquisition related expenses paid by shareholders			3,060
Stock-based compensation capitalized as part of capitalization of software development costs	14	187
Purchase of property and equipment on credit	$ 322	$ 312	$ 1,205